Victory Nasdaq-100 Index Fund Investment Objectives and Goals - Victory Nasdaq-100 Index Fund	Apr. 30, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Victory Nasdaq-100 Index Fund Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Victory Nasdaq-100 Index Fund (the “Fund”) seeks to match, before fees and expenses, the performance of the stocks composing the Nasdaq-100 Index[1]. The Nasdaq-100 Index (the “Index”) represents 100 of the largest nonfinancial stocks traded on The Nasdaq Stock Market®.[1]Nasdaq-100®, Nasdaq-100 Index®, and Nasdaq® are trade or service marks of The Nasdaq Stock Market, Inc. (which with its affiliates are the “Corporations”) and have been licensed for our use.